Fair Value Measurements -10Q - Roll-forward of fair values of liabilities (Details) - Convertible debt - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ 0	$ 6,344,302	$ 5,829,292	$ 21,842,931	$ 15,805,508
Issuance of convertible debt		25,000
Fair value adjustments	(9,317)	(9,798,628)	(9,877,857)	(93,365)
Accrued interest	46,315	566,287	660,408	1,076,349
Conversion of debt into equity	(5,866,290)	(6,291,288)
Fair value, ending balance	$ 0	$ 6,344,302	$ 5,829,292	$ 21,842,931